Operating leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases, Operating [Abstract]
Rent expense	$ 21	$ 25	$ 20
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2014	24
2015	15
2016	12
2017	8
2018	6
2019 and thereafter	13
Total	$ 78